Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
HCM Defender 100 Index ETF | HCM Defender 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.09%	19.51%	21.62%
HCM Defender 100 Index ETF | Nasdaq 100 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.88%	20.18%	22.21%
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		33.52%	18.44%	20.92%
Performance Inception Date		Oct. 09, 2019
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.45%	18.42%	20.88%
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.90%	15.03%	17.22%
HCM Defender 500 Index ETF | HCM Defender 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.52%	12.30%	14.00%
HCM Defender 500 Index ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.02%	14.53%	16.18%
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		26.79%	13.70%	15.54%
Performance Inception Date		Oct. 09, 2019
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.68%	13.59%	15.42%
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	10.99%	12.57%

[1]	Prior to July 12, 2022, the HCM Defender 100 Index was comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US T-Bill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternated exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.
[2]	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.
[3]	Prior to July 12, 2022, the HCM Defender 500 Index was comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternated exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.